TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

333-72042    HV-7969 – State of Iowa Retirement Investors Club 403(b)

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Supplement dated July 1, 2019 to your Prospectus

INVESTMENT ADVISER CHANGE

Effective as of the close of business on May 24, 2019, Invesco Advisers, Inc., replaced OFI Global Asset Management, Inc. as Investment Adviser for the below Funds.  Additionally, OppenheimerFunds, Inc. is no longer the Sub-Adviser to the Funds.

Invesco Oppenheimer Developing Markets Fund – Class Y

Invesco Oppenheimer International Growth Fund – Class A

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.